Offerings - Offering: 1	Aug. 23, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 22,140.00
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act") based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for the Registration Statement (File No. 333-281751) filed by the registrant on August 23, 2024.